Ordinary Shares	12 Months Ended
Dec. 31, 2021
Ordinary Shares
Ordinary Shares

12. Ordinary Shares

In December 2018, the Company was incorporated as a limited liability company with authorized share capital of US$50,000 divided into 500,000,000 shares with par value US$0.0001 each. One ordinary share was issued upon inception.

In August 2019, the shareholders of the Company agreed to increase the authorized shares to 5,000,000,000 shares. As described in Note 1 (b), the Company issued ordinary shares and preferred shares in August 2019 to the ordinary shareholders and preferred shareholders of Beijing Duoke and Xieli as consideration to swap for the respective similar equity interests that they held in Beijing Duoke. Upon the completion of the Reorganization in August 2019, authorized ordinary shares are 4,326,574,000, of which issued and outstanding ordinary shares were 189,388,000 and issuable shares in connection to the vested restricted share units were 63,567,850, and the authorized, issued and outstanding Series A-1, A-2, B-1, B-2, B-3, B-4 and C-1 preferred shares were 65,307,000, 101,261,000, 250,302,000, 14,593,000, 56,105,000, 20,982,000 and 164,876,000, respectively.

On November 8, 2019, the Company completed an Initial Public Offering (IPO) with new issuance of totaling 34,500,000 Class A ordinary shares, representing 1,380,000 ADS, at a price of US$14.5 per ADS.

Immediately upon the completion of the IPO, the Company adopted a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares, with par value US$0.0001 per share. 96,082,700 ordinary shares, held by the founders were re-designated into Class B ordinary shares on a one-for-one basis, the remaining ordinary share were re-designated into Class A ordinary shares on a one-for-one basis, and the issued and outstanding preferred shares, including Series A-1, A-2, B-1,B-2,B-3, C-1 and C-2, were automatically converted and re-designated into Class A ordinary shares on a one-for-one basis immediately prior to the completion of the IPO, and Series D preferred shares were converted into 40,044,520 of Class A ordinary shares immediately upon the completion of the IPO, reflecting the anti-dilution adjustments to the conversion rate based on the initial public offering price of US$14.50 per ADS, which resulted in an increase in ordinary shares of 44,521 for these Series D preferred shares.

Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to twenty-five votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares. The Company concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.

12. Ordinary Shares (Continued)

There were 841,275,820 and 96,082,700 Class A and Class B ordinary shares issued and outstanding, respectively, as of December 31, 2019, as well as 61,006,382 vested restricted share units as of December 31, 2019.

There were 884,846,745 and 96,082,700 Class A and Class B ordinary shares issued, respectively, as of December 31, 2020, and 864,893,195 Class A (excluding 6,957,425 Class A ordinary shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan) and 96,082,700 Class B ordinary shares outstanding, respectively, as of December 31, 2020.

There were 907,346,745 and 96,082,700 Class A and Class B ordinary shares issued, respectively, as of December 31, 2021, and 876,278,170 Class A (excluding 17,428,425 Class A ordinary shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan) and 96,082,700 Class B ordinary shares outstanding, respectively, as of December 31, 2021.

In addition, the outstanding ordinary shares also included 61,006,382, 36,281,400 and 27,507,989 share options under the 2019 incentive plan as of December 31, 2019, 2020 and 2021, which were deemed as ordinary shares from accounting’s perspective as they were granted on September 7, 2019 to replace vested restricted share units of the same amount under the 2014 and 2016 incentive plan, and those vested restricted share units had been deemed as ordinary shares previously. The details are set forth in Note 16 Share-based Compensation.